Stock Options and Warrants - Summary of Changes in Restricted Stock Award Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Under 2006 Plan and 2010 Plan [Member]	Dec. 31, 2013 Under 2006 Plan and 2010 Plan [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Sep. 30, 2014 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	145,000	335,000	335,000	82,927	308,875	596,250
Number of Shares, Granted	865,459	961,000
Number of Shares, Granted			961,000	335,000
Number of Shares, Vested	(701,584)	(1,029,750)	(1,029,750)	(82,927)
Number of Shares, Forfeited		(121,250)	(121,250)
Number of Shares, Unvested, Ending balance	308,875	145,000	145,000	335,000	308,875	596,250
Weighted Average Grant Date Fair Value, Unvested, Beginning balance	$ 0.23	$ 0.32	$ 0.32	$ 0.20
Weighted Average Grant Date Fair Value, Granted	$ 0.17	$ 0.24	$ 0.24	$ 0.32
Weighted Average Grant Date Fair Value, Vested	$ 0.20	$ 0.27	$ 0.27	$ 0.20
Weighted Average Grant Date Fair Value, Forfeited		$ 0.25	$ 0.25
Weighted Average Grant Date Fair Value, Unvested, Ending balance	$ 0.19	$ 0.23	$ 0.23	$ 0.32